Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
14.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2016	December 31, 2015
Funding program loans from European Investment Bank:
0.38% due 2016, floating interest rate at Libor + 0.052%	—	19
1.10% due 2016, floating interest rate at Libor + 0.477%	—	26
1.01% due 2016, floating interest rate at Libor + 0.373%	—	29
2.08% due 2020, floating interest rate at Libor + 1.199%	50	63
2.00% due 2020, floating interest rate at Libor + 1.056%	110	138
0.60% due 2020, floating interest rate at Euribor + 0.917%	53	68
1.79% due 2021, floating interest rate at Libor + 0.525%	150	180
1.86% due 2021, floating interest rate at Libor + 0.572%	144	173

Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	564	550
1.0% due 2021 (Tranche B)	362	354

Other funding program loans:
0.32% (weighted average), due 2017-2023, fixed interest rate	14	4

Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	1	4
0.82% (weighted average), due 2018, fixed interest rate	1	1
0.87% (weighted average), due 2020, fixed interest rate	2	2
Capital leases:
20.80% (weighted average), due 2020, fixed interest rate	0	1
Total long-term debt	1,451	1,612

Less current portion	(117)	(191)

Total long-term debt, less current portion	1,334	1,421

Long-term debt is denominated in the following currencies:

	December 31, 2016	December 31, 2015
U.S. dollar	1,380	1,533
Euro	71	79

Total	1,451	1,612

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

On July 3, 2014, the Company issued $1,000 million in principal amount of dual tranche senior unsecured convertible bonds (Tranche A for $600 million and Tranche B for $400 million), due 2019 and 2021, respectively. Tranche A bonds were issued as zero-coupon bonds while Tranche B bonds bear a 1% per annum nominal interest, payable semi-annually. The conversion price at issuance was approximately $12 dollar, equivalent to a 30% and a 31% premium, respectively, on each tranche. On October 3, 2016, the conversion price was adjusted up to 1.24% on each tranche, pursuant to a dividend adjustment symmetric provision, which corresponds to 16,491 and 16,366 equivalent shares per each $200,000 bond par value for Tranche A and Tranche B, respectively. The bonds are convertible by the bondholders if certain conditions are satisfied on a net-share settlement basis, consistent with the Company’s intended settlement method. The Company can also redeem the bonds prior to their maturity in certain circumstances. The net proceeds from the bond offering were approximately $994 million, after deducting issuance costs payable by the Company.

Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponds to a Level 3 fair value hierarchy measurement. The fair value of the liability component at initial recognition totalled $878 million and was estimated by calculating the present value of cash flows using a discount rate of 2.40% and 3.22% (including 1% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights. An amount of $121 million, net of allocated issuance costs of $1 million, was recorded in shareholders’ equity as the value of the conversion features of the instruments. Unamortized debt discount and issuance costs totalled $74 million as at December 31, 2016 and $95 million as at December 31, 2015.

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31,
2016
2017	117
2018	115
2019	714
2020	114
2021	461
Thereafter	4

Total	1,525

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized debt discount and issuance costs on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $558 million as of December 31, 2016.

The Company also has two long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs. The first one, signed on September 27, 2010 as a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollars for an amount of $321 million and only partially in Euros for an amount of €100 million, of which $213 million remained outstanding as of December 31, 2016. The second one, signed on March 12, 2013, a €350 million multi-currency loan which also supports R&D programs, was drawn in U.S. dollars for $471 million, of which $294 million was outstanding as of December 31, 2016.